UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investors Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31,

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JANUARY 31, 2009

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited)	January 31, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 82.2%
Alabama - 0.4%
$500,000	East Alabama Health Care Authority, Health Care Facilities Revenue, 5.000% due 9/1/33 (a) $	$487,040

Arizona - 2.8%
2,000,000	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project, 4.800% due 12/1/31 (a)(b)	2,016,020
1,105,000	University of Arizona, COP, AMBAC, 5.250% due 6/1/10	1,155,852

	Total Arizona	3,171,872

California - 11.4%
	California Health Facilities Financing Authority Revenue, Providence Health & Services System:
1,000,000	5.000% due 10/1/12	1,058,800
500,000	5.250% due 10/1/13	535,955
	California Statewide Communities Development Authority Revenue, FHA, Methodist Hospital Project:
2,450,000	5.500% due 8/1/13	2,643,575
2,000,000	5.500% due 2/1/14	2,149,500
2,500,000	Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, AMBAC, 5.000% due 8/1/11	2,650,075
1,085,000	El Dorado, CA, Irrigation District, COP, 3.500% due 8/1/15	1,114,848
2,500,000	San Francisco, CA, City & County Airports Commission, International Airport Revenue, 6.500% due 5/1/19 (a)(b)	2,535,725

	Total California	12,688,478

Colorado - 2.8%
2,000,000	Colorado Health Facilities Authority Revenue, Catholic Health Initiatives, 5.250% due 10/1/38 (a)	2,101,300
1,000,000	E-470 Public Highway Authority Revenue, CO, MBIA, 5.000% due 9/1/39 (a)	1,006,200

	Total Colorado	3,107,500

Florida - 4.2%
1,000,000	Citizens Property Insurance Corp., FL, Senior Secured High Risk Notes, 5.000% due 6/1/11	1,021,040
2,630,000	Florida Water Pollution Control Financing Corp. Revenue, 3.000% due 1/15/12	2,721,708
1,000,000	Miami-Dade County, FL, IDA, Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project, 5.400% due 8/1/23 (a)(b)	969,060

	Total Florida	4,711,808

Georgia - 3.8%
2,500,000	Main Street Natural Gas Inc., Gas Project Revenue, 5.000% due 3/15/11	2,427,625
1,750,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 4/1/10 (a)(c)	1,808,012

	Total Georgia	4,235,637

Illinois - 5.6%
2,500,000	Illinois State Sales Tax Revenue, 5.000% due 6/15/11	2,703,650
3,500,000	Illinois State, GO, 4.500% due 6/24/09	3,535,490

	Total Illinois	6,239,140

Indiana - 1.8%
	Jasper County, IN, PCR, Northern Indiana Public Service, MBIA:
1,000,000	4.150% due 8/1/10	998,280
1,000,000	5.200% due 6/1/13	1,036,310

	Total Indiana	2,034,590

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 82.2% (continued)
Kansas - 1.0%
$1,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, FGIC, 5.375% due 9/1/35 (a)(d)	$1,065,150

Kentucky - 3.9%
3,800,000	Kentucky State Property & Buildings Commission Revenue, FSA, 5.250% due 10/1/15	4,376,764

Louisiana - 2.2%
2,500,000	Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project, 6.000% due 10/1/38 (a)(b)	2,478,050

Massachusetts - 3.1%
	Massachusetts State HEFA Revenue:
2,350,000	Amherst College, 2.750% due 11/1/38 (a)	2,386,331
1,000,000	Northeastern University, 4.000% due 10/1/12	1,061,830

	Total Massachusetts	3,448,161

Michigan - 2.2%
2,260,000	Michigan State Trunk Line, FGIC, 5.000% due 11/1/11	2,451,919

Missouri - 1.0%
500,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.000% due 8/1/13	509,045
700,000	Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project, 4.900% due 5/1/38 (a)(b)	646,513

	Total Missouri	1,155,558

Nevada - 1.4%
1,400,000	Clark County, NV, Refunding Bond Bank, GO, AMBAC, 5.000% due 11/1/13	1,535,814

New Jersey - 6.4%
	New Jersey EDA Revenue, School Facilities Construction:
2,000,000	5.000% due 12/15/13	2,208,300
2,000,000	5.000% due 12/15/14	2,218,080
2,500,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, 5.000% due 6/15/11 (d)(e)	2,728,100

	Total New Jersey	7,154,480

New Mexico - 3.4%
1,665,000	Albuquerque, NM, Airport Revenue, 5.000% due 7/1/12	1,737,994
2,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services, 5.000% due 8/1/12	2,083,100

	Total New Mexico	3,821,094

New York - 9.4%
	New York City, NY, TFA, Building Aid Revenue:
2,470,000	5.000% due 1/15/13	2,723,175
3,000,000	5.000% due 1/15/14	3,341,010
1,650,000	New York State Dormitory Authority Revenue, Fashion Institute of Technology Student Housing Corp., FGIC, 5.000% due 7/1/09	1,659,850
2,500,000	New York, NY, GO, 5.000% due 9/1/12	2,719,575

	Total New York	10,443,610

Pennsylvania - 2.8%
2,800,000	University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project, 5.500% due 9/15/37 (a)	3,103,240

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 82.2% (continued)
Texas - 9.8%
$1,250,000	Dallas-Fort Worth, TX, International Airport Revenue, MBIA, 4.750% due 11/1/13 (b)	$1,253,988
500,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System, 5.250% due 12/1/13	535,760
1,000,000	Houston, TX, Utility System Revenue, 5.000% due 5/15/34 (a)	1,017,600
	North Texas Tollway Authority Revenue:
1,500,000	5.000% due 1/1/38 (a)	1,518,960
1,000,000	5.000% due 1/1/42 (a)	1,009,840
1,910,000	Northside, TX, ISD, GO, PSFG, SPA-Dexia Credit Local, 3.700% due 8/1/10 (a)(c)	1,910,076
2,500,000	Texas State, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/11	2,691,200
1,000,000	Titus County, TX, Fresh Water Supply District, Southwestern Electric Power Co., 4.500% due 7/1/11	996,360

	Total Texas	10,933,784

Virginia - 1.4%
1,500,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	1,504,035

Wyoming - 1.4%
1,500,000	Sweetwater, WY, County Improvement Project, Powers Board Lease Revenue, MBIA, 5.000% due 12/15/11	1,608,766

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $89,952,494)	91,756,490

SHORT-TERM INVESTMENTS - 16.3%
Colorado - 0.3%
285,000	Colorado Educational & Cultural Facilities Authority, Akiba Academy of Dallas, LOC-Bank of America, 0.650%, 2/2/09 (f)	285,000

Delaware - 2.2%
	University of Delaware Revenue:
500,000	Refunding, SPA-Landesbank Hessen-Thuringen, 0.650%, 2/2/09 (f)	500,000
2,000,000	SPA-Bank of America, 0.650%, 2/2/09 (f)	2,000,000

	Total Delaware	2,500,000

Florida - 1.9%
1,000,000	Florida State Municipal Power Agency Revenue, All Requirements Supply, LOC-Bank of America N.A., 0.400%, 2/2/09 (f)	1,000,000
1,100,000	JEA District, FL, Electric System Revenue, SPA-Wachovia Bank N.A., 0.620%, 2/2/09 (f)	1,100,000

	Total Florida	2,100,000

Georgia - 3.6%
800,000	Atlanta, GA, Water & Wastewater Revenue, LOC-Wachovia Bank N.A., 0.500%, 2/5/09 (f)	800,000
3,200,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wachovia Bank N.A., 0.620%, 2/2/09 (f)	3,200,000

	Total Georgia	4,000,000

Illinois - 0.1%
100,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan Chase, 0.650%, 2/2/09 (f)	100,000

Massachusetts - 1.8%
2,000,000	Massachusetts State HEFA Revenue, Partners Healthcare Systems, 0.400%, 2/2/09 (f)	2,000,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 16.3% (continued)
New York - 0.6%
$300,000	New York City, NY, GO, LOC-JPMorgan Chase, 0.390%, 2/2/09 (f)	$300,000
370,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, MTA Bridges Tunnels, FSA, SPA-JPMorgan Chase, 1.250%, 2/4/09 (f)	370,000

	Total New York	670,000

Pennsylvania - 2.4%
200,000	Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp., LOC- Barclays Bank PLC, 0.350%, 2/2/09 (f)	200,000
200,000	Geisinger Authority, PA, Health Systems, SPA-Bank of America N.A., 0.350%, 2/2/09 (f)	200,000
2,225,000	Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase, 0.620%, 2/2/09 (f)	2,225,000

	Total Pennsylvania	2,625,000

Texas - 2.4%
2,400,000	Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, AMBAC, LOC-Wachovia Bank N.A., 0.620%, 2/2/09 (f)	2,400,000
310,000	Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A., 0.450%, 2/5/09 (f)	310,000

	Total Texas	2,710,000

Virginia - 1.0%
655,000	Charlottesville, VA, IDA, Educational Facilities Revenue, University of Virginia Foundation Project, LOC-Wachovia Bank N.A., 0.450%, 2/5/09 (f)	655,000
500,000	Virginia Commonwealth University, Health System Authority Revenue, AMBAC, LOC-Wachovia Bank N.A., 0.620%, 2/2/09 (f)	500,000

	Total Virginia	1,155,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,145,000)	18,145,000

	TOTAL INVESTMENTS - 98.5% (Cost - $108,097,494#)	109,901,490
	Other Assets in Excess of Liabilities - 1.5%	1,653,047

	TOTAL NET ASSETS - 100.0%	$111,554,537

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation - Insured Bonds
COP	— Certificate of Participation
CTFS	— Certificates
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

FSA	— Financial Security Assurance - Insured Bonds
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranteed
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

Summary of Investments by Sector † (unaudited)

Hospitals	20.1%
Education	15.2
Industrial Development	9.2
Transportation	8.6
Leasing	7.5
Special Tax	7.1
Electric	6.0
Local General Obligation	5.9
State General Obligation	5.7
Resource Recovery	5.6
Other Revenue	5.4
Pre-Refunded/Escrowed to Maturity	2.5
Water & Sewer	0.7
Public Facilities	0.3
Pollution Control	0.2
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of January, 31, 2009 and are subject to change.

Ratings Table*
S&P/Moody’s/Fitch**
AAA/Aaa	16.3%
AA/ Aa	39.9
A	17.6
BBB/Baa	6.5
A-1/SP-1/VMIG1/F1	19.7
100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in securities	$109,901,490	—	$109,901,490	—
Other financial instruments*	(33,204)	$(33,204)	—	—

Total	$109,868,286	$(33,204)	$109,901,490	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates, as a substitution for buying or selling securities, as a cash management technique or to enhance returns. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,981,931
Gross unrealized depreciation	(177,935)

Net unrealized appreciation	$1,803,996

At January 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 2-Year Notes	21	3/09	$4,536,921	$4,570,125	$(33,204)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 24, 2009

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 24, 2009